RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2013
Related Party Transactions
NOTE 13. RELATED PARTY TRANSACTIONS

The Company sourced some of its funding from one director. Mr. Lee, CEO. Interest accrued on all loans outstanding to Mr. Lee (the only loans remaining from directors) totaled $27,731 as of September 30, 2013. The total loan amounts including accrued interest owing to Mr. Lee as of September 30, 2013, 2012, and 2011 was $70,922, $76,194, and $65,687.